Capital management policies and procedures	12 Months Ended
Dec. 31, 2025
Capital management policies and procedures [Abstract]
Capital management policies and procedures
25	Capital management policies and procedures

Grupo TMM’s capital management goal is to ensure the capacity of Grupo TMM to continue as a going concern and to provide its stockholders with an appropriate return on their investment. The Company monitors capital based on the carrying value plus its financial debt.

The Company sets its capital amount proportionate to its overall financing structure, meaning, the capital and financial liabilities that are not loans. Grupo TMM manages the capital structure and makes adjustments in light of changes in the economic conditions and the associated risks of the underlying assets. In order to maintain or adjust the capital structure, Grupo TMM may adjust the amount of capital reimbursements to stockholders, or issue new shares or sell assets to reduce its financial debt.

As of December 31, 2025 and 2024, the amounts managed as capital are as follows:

	2025	2024
Stockholders’ equity	$2,417,969	$2,108,440
Cash and cash equivalents, including restricted cash	(752,014)	(207,110)
Capital	$1,665,955	$1,901,330

Stockholders’ equity	$2,417,969	$2,108,440
Financial debt	1,058,908	477,048
Leasing liabilities	46,205	82,602
Overall financing	$3,523,082	$2,668,090

Capital-to-overall financing ratio	0.47	0.71